Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Without Sales Load [Member] | Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%	5.76%		5.56%
ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%	3.46%		3.66%
Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	8.65%	4.62%		4.93%